SCHEDULE IV - Reinsurance Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 72,169	$ 59,881	$ 50,650
Ceded to Other Companies	1,370	1,216	1,409
Net Amount	70,799	58,665	49,241
Property, Liability and Casualty Insurance Product Line
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	72,169	59,881	50,650
Ceded to Other Companies	1,370	1,216	1,409
Assumed From Other Companies	0	0	0
Net Amount	$ 70,799	$ 58,665	$ 49,241
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%